QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22340
Investment Company Act file number

 DBlaine Investment Trust
(Exact name of registrant as specified in charter)

806 Harvest Trail, Buffalo, MN 55313
 (Address of principal executive offices) (Zip code)

 David B. Welliver
806 Harvest Trail
Buffalo, MN 55313
with a copy to

JoAnn M. Strasser
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202
(Name and address of agent for service)

 888-202-1338
Registrant's telephone number, including area code:

   Date of fiscal year end:   August 31st

     Date of reporting period: 05/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

DBLAINE FUND SCHEDULE OF INVESTMENTS May 31, 2010 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value

	COMMON STOCKS	97.32%

	BASIC MATERIALS	16.62%
101	Baker Hughes Inc.		$ 3,852
39	CNOOC Limited		6,105
244	Encana Corp.		7,527
252	Noble Corp.		7,326
388	Companhia Siderurgica Nacional S.A.		5,851
146	Southern Copper Corp		4,304
			34,965

	CONGLOMERATES	1.06%
28	3M Co.		2,221

	CONSUMER GOODS	18.80%
182	The McGraw-Hill Companies, Inc.		5,060
126	Diageo PLC		7,721
446	Altria Group, Inc.		9,049
114	Coach, Inc.		4,687
141	Pepsico, Inc.		8,867
170	Ford Motor Co.		1,994
88	Limited Brands, Inc.		2,188
			39,566

	FINANCIAL	16.52%
592	Banco Bilbao Vizcaya Argentaria, S.A.		6,157
95	Canadian Imperial Bank of Commerce		6,425
110	National Bank of Canada		6,162
185	Aflac, Inc.		8,196
44	Credit Suisse Group AG		1,702
134	Bank of Nova Scotia		6,118
			34,759

	HEALTH CARE	7.60%
92	Merck & Co., Inc.		3,099
192	Cardinal Health, Inc.		6,622
125	Varian Medical Systems, Inc.		6,261
			15,983

	INDUSTRIAL GOODS	2.84%
207	TriMas Corp.		2,089
64	Caterpillar Inc.		3,889
			5,977

	OIL & GAS	3.85%
114	Petroleo Brasileiro S.A.		4,061
77	Royal Dutch Shell PLC		4,035
			8,095

	TECHNOLOGY	29.09%
59	Garmin Ltd.		1,981
85	Hewlett-Packard Co.		3,911
38	International Business Machiens Corp.		4,760
146	Dell Inc.		1,946
136	Agilent Technologies, Inc.		4,401
124	Directv "A"		4,674
41	Apple Inc.		10,532
130	Cognizant Technology Solutions Corp.		6,505
362	Texas Instruments Inc.		8,840
263	Microsoft Corp.		6,785
187	VimpelCom Ltd.		2,908
114	Western Digital Corp.		3,968
			61,212

	PUBLISHING	0.95%
129	Gannett, Inc.		2,005

	TOTAL COMMON STOCKS	97.32%	204,783

	INVESTMENT COMPANY	2.68%
5,646	Fidelity Institutional Money Market Fund		5,646

	TOTAL INVESTMENTS	100.00%	$ 210,429

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Signficant Observable Inputs	Signficant Unobservable Inputs	Total
Common Stocks	$ 204,783	-	-	$ 204,783
Investment Companies	5,646	-	-	5,646
	$ 210,429	$ -	$ -	$ 210,429

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DBlaine  Investment Trust
(Registrant)

By:  /s/ David B. Welliver
         David B. Welliver
         Principal Executive Officer

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David B. Welliver
         David B. Welliver
        Principal Executive Officer

Date: July 30, 2010

By:  /s/ David B. Welliver
         David B. Welliver
        Principal Financial Officer

Date: July 30, 2010